Fees Summary	Jun. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 113,022,000.00
Total Fee Amount	15,608.34
Total Offset Amount	0.00
Net Fee	$ 15,608.34
Offering Table N/A
Offset Table N/A	N/A